Revenue Recognition - Timing of Revenue Recognition and Reconciliation of Disaggregate Revenue (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 940.9	$ 959.2
United States
Disaggregation of Revenue [Line Items]
Revenues	768.4	786.6
Total international
Disaggregation of Revenue [Line Items]
Revenues	172.5	172.6
Europe
Disaggregation of Revenue [Line Items]
Revenues	87.5	80.8
Asia
Disaggregation of Revenue [Line Items]
Revenues	43.7	38.6
North America (excluding U.S.)
Disaggregation of Revenue [Line Items]
Revenues	30.6	34.0
Middle East and Africa
Disaggregation of Revenue [Line Items]
Revenues	6.4	9.3
Other
Disaggregation of Revenue [Line Items]
Revenues	4.3	9.9
General Construction
Disaggregation of Revenue [Line Items]
Revenues	674.1	635.8
Aerospace
Disaggregation of Revenue [Line Items]
Revenues	65.9	136.7
Medical
Disaggregation of Revenue [Line Items]
Revenues	55.2	48.2
Transportation
Disaggregation of Revenue [Line Items]
Revenues	33.8	35.3
Heavy Equipment
Disaggregation of Revenue [Line Items]
Revenues	20.3	21.5
General Industrial and Other
Disaggregation of Revenue [Line Items]
Revenues	91.6	81.7
Carlisle Construction Materials
Disaggregation of Revenue [Line Items]
Revenues	719.3	676.4
Carlisle Construction Materials | United States
Disaggregation of Revenue [Line Items]
Revenues	626.3	596.9
Carlisle Construction Materials | Total international
Disaggregation of Revenue [Line Items]
Revenues	93.0	79.5
Carlisle Construction Materials | Europe
Disaggregation of Revenue [Line Items]
Revenues	60.6	51.1
Carlisle Construction Materials | Asia
Disaggregation of Revenue [Line Items]
Revenues	3.9	3.3
Carlisle Construction Materials | North America (excluding U.S.)
Disaggregation of Revenue [Line Items]
Revenues	23.6	19.6
Carlisle Construction Materials | Middle East and Africa
Disaggregation of Revenue [Line Items]
Revenues	3.4	3.9
Carlisle Construction Materials | Other
Disaggregation of Revenue [Line Items]
Revenues	1.5	1.6
Carlisle Construction Materials | General Construction
Disaggregation of Revenue [Line Items]
Revenues	674.1	635.8
Carlisle Construction Materials | Aerospace
Disaggregation of Revenue [Line Items]
Revenues	0.0	0.0
Carlisle Construction Materials | Medical
Disaggregation of Revenue [Line Items]
Revenues	0.0	0.0
Carlisle Construction Materials | Transportation
Disaggregation of Revenue [Line Items]
Revenues	0.0	0.0
Carlisle Construction Materials | Heavy Equipment
Disaggregation of Revenue [Line Items]
Revenues	20.3	21.5
Carlisle Construction Materials | General Industrial and Other
Disaggregation of Revenue [Line Items]
Revenues	24.9	19.1
Carlisle Interconnect Technologies
Disaggregation of Revenue [Line Items]
Revenues	155.8	224.5
Carlisle Interconnect Technologies | United States
Disaggregation of Revenue [Line Items]
Revenues	111.5	161.4
Carlisle Interconnect Technologies | Total international
Disaggregation of Revenue [Line Items]
Revenues	44.3	63.1
Carlisle Interconnect Technologies | Europe
Disaggregation of Revenue [Line Items]
Revenues	14.4	19.3
Carlisle Interconnect Technologies | Asia
Disaggregation of Revenue [Line Items]
Revenues	20.6	18.4
Carlisle Interconnect Technologies | North America (excluding U.S.)
Disaggregation of Revenue [Line Items]
Revenues	4.5	12.4
Carlisle Interconnect Technologies | Middle East and Africa
Disaggregation of Revenue [Line Items]
Revenues	2.6	4.9
Carlisle Interconnect Technologies | Other
Disaggregation of Revenue [Line Items]
Revenues	2.2	8.1
Carlisle Interconnect Technologies | General Construction
Disaggregation of Revenue [Line Items]
Revenues	0.0	0.0
Carlisle Interconnect Technologies | Aerospace
Disaggregation of Revenue [Line Items]
Revenues	65.9	136.7
Carlisle Interconnect Technologies | Medical
Disaggregation of Revenue [Line Items]
Revenues	55.2	48.2
Carlisle Interconnect Technologies | Transportation
Disaggregation of Revenue [Line Items]
Revenues	0.0	0.0
Carlisle Interconnect Technologies | Heavy Equipment
Disaggregation of Revenue [Line Items]
Revenues	0.0	0.0
Carlisle Interconnect Technologies | General Industrial and Other
Disaggregation of Revenue [Line Items]
Revenues	34.7	39.6
Carlisle Fluid Technologies
Disaggregation of Revenue [Line Items]
Revenues	65.8	58.3
Carlisle Fluid Technologies | United States
Disaggregation of Revenue [Line Items]
Revenues	30.6	28.3
Carlisle Fluid Technologies | Total international
Disaggregation of Revenue [Line Items]
Revenues	35.2	30.0
Carlisle Fluid Technologies | Europe
Disaggregation of Revenue [Line Items]
Revenues	12.5	10.4
Carlisle Fluid Technologies | Asia
Disaggregation of Revenue [Line Items]
Revenues	19.2	16.9
Carlisle Fluid Technologies | North America (excluding U.S.)
Disaggregation of Revenue [Line Items]
Revenues	2.5	2.0
Carlisle Fluid Technologies | Middle East and Africa
Disaggregation of Revenue [Line Items]
Revenues	0.4	0.5
Carlisle Fluid Technologies | Other
Disaggregation of Revenue [Line Items]
Revenues	0.6	0.2
Carlisle Fluid Technologies | General Construction
Disaggregation of Revenue [Line Items]
Revenues	0.0	0.0
Carlisle Fluid Technologies | Aerospace
Disaggregation of Revenue [Line Items]
Revenues	0.0	0.0
Carlisle Fluid Technologies | Medical
Disaggregation of Revenue [Line Items]
Revenues	0.0	0.0
Carlisle Fluid Technologies | Transportation
Disaggregation of Revenue [Line Items]
Revenues	33.8	35.3
Carlisle Fluid Technologies | Heavy Equipment
Disaggregation of Revenue [Line Items]
Revenues	0.0	0.0
Carlisle Fluid Technologies | General Industrial and Other
Disaggregation of Revenue [Line Items]
Revenues	$ 32.0	$ 23.0